Income Taxes (Components of Income Before Income Taxes and Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income before income taxes:
Domestic	¥ 63,300	¥ 85,858	¥ 96,497
Foreign	68,566	51,991	49,086
Income before income taxes	131,866	137,849	145,583
Current income taxes:
Domestic	31,043	19,720	36,363
Foreign	26,751	17,111	12,824
Total current income taxes	57,794	36,831	49,187
Deferred income taxes:
Domestic	(15,585)	(7,887)	(23,256)
Foreign	4,672	(502)	5,461
Total deferred income taxes	(10,913)	(8,389)	(17,795)
Total income taxes	¥ 46,881	¥ 28,442	¥ 31,392